Note 19 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
		Fair value measurement
Recurring fair value measurement	Total fair value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	$	$	$	$

As of December 31, 2022
Assets:
Trading debt securities
Financial products issued by commercial banks	2,872	-	2,872	-
Total assets measured at fair value	2,872	-	2,872	-
As of December 31, 2023
Assets:
Trading debt securities
Financial products issued by commercial banks	193	-	193	-
Total assets measured at fair value	193	-	193	-

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
	Valuation technique	Unobservable inputs	Range as of
			December 31, 2021	June 13, 2022
Forward contract	Discounted cash flow	Discount for lack of marketability	10%	10%
		Volatility	85%	85%
		Weighted average cost of capital	14.50%	17.10%
	Probability-based valuation approach	Probability of achieving contingent target	90%	100%

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Forward contract
$

Balance as of December 31, 2020 (liability)	(278)
Gains from changes in fair value	444

Balance as of December 31, 2021 (asset)	166
Gains from changes in fair value	1,071
Settlement during the year	(1,237)

Balance as of December 31, 2022	-